Document And Entity Information	12 Months Ended
Dec. 31, 2014 shares
Document Information [Line Items]
Entity Registrant Name	Hoegh LNG Partners LP
Entity Central Index Key	0001603016
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Trading Symbol	HMLP
Entity Common Stock, Shares Outstanding	13,156,060
Document Type	20-F
Amendment Flag	true
Document Period End Date	Dec. 31, 2014
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2014
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Amendment Description	Höegh LNG Partners LP ( “we,” “our,” “us” or “the Partnership”)is filing this Annual Report on Form 20-F/A for the year ended December 31, 2014 (“this Amendment” or “this Form 20-F/A”) to amend its Annual Report on Form 20-F for the year ended December 31, 2014 that was filed with the Securities and Exchange Commission (“SEC”) on April 28, 2015 (the “Original Filing”).